LONG-TERM OPERATING COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2017
LONG-TERM OPERATING COMMITMENTS
Schedule of purchase of energy

Company	2019	2020	2021	2022	2023	After 2023
Amazonas D	765,072	805,526	843,492	885,666	930,113	1,333,694
CGTEE	224,822	224,822	220,696	220,696	220,695	—
Chesf	288,680	288,470	193,030	193,030	191,410	2,156,240
Chuí IX	1,039	1,039	1,039	1,039	1,039	27,011
Distribuidora Alagoas	746,742	849,345	924,376	902,648	944,759	944,759
Eletrosul	425,925	403,944	401,767	387,287	372,725	3,682,727
Furnas	760,663	814,827	811,459	802,999	686,728	3,785,479
Hermenegildo I	3,941	3,941	3,941	3,941	3,941	102,468
Hermenegildo II	3,435	3,435	3,435	3,435	3,435	89,300
Hermenegildo III	3,061	3,061	3,061	3,061	3,061	79,586

Total	3,223,380	3,398,410	3,406,296	3,403,802	3,357,906	12,201,265

Schedule of purchase of fuel

Companies	2019	2020	2021	2022	2023	After 2023
Amazonas D	3,389,790	3,552,036	3,701,736	3,868,314	4,042,388	29,211,293
CGTEE	89,946	89,946	89,946	89,946	89,946	89,946
Eletronuclear	11,747	85,188	119,381	—	63,795	8,783,000

Total	3,491,483	3,727,170	3,911,063	3,958,260	4,196,129	38,084,239

Schedule of sale of energy

Companies	2019	2020	2021	2022	2023	After 2023
Amazonas GT	602,736	480,105	342,028	342,028	342,028	1,083,246
CGTEE	474,699	474,699	474,699	474,699	474,699	474,699
Chesf	573,940	573,500	572,390	621,530	623,900	6,677,250
Chuí IX	10,803	10,803	10,803	10,803	10,803	280,888
Eletronorte	28,029	28,029	28,029	28,029	28,029	607,107
Eletronuclear	3,313,446	3,313,446	3,313,446	3,313,446	3,313,446	—
Eletrosul	498,378	406,392	404,157	402,985	402,028	6,189,205
Furnas	2,771,958	1,709,919	1,708,257	1,708,257	1,708,257	26,879,391
Hermenegildo I	36,841	36,841	36,841	36,841	36,841	957,874
Hermenegildo II	36,860	36,860	36,860	36,860	36,860	958,354
Hermenegildo III	30,741	30,741	30,741	30,741	30,741	799,267

Total	8,378,432	7,101,336	6,958,252	7,006,220	7,007,633	44,907,282

Schedule of environmental commitments
Companies	2019	2020	2021	2022	2023	After 2023
Eletronorte	370	370	370	370	—	—
Eletronuclear	49,919	50,190	49,170	47,323	44,226	46,277

Total	50,289	50,560	49,540	47,693	44,226	46,277

Schedule of purchase of fixed and intangible assets
Companies	2019	2020	2021	2022
Chesf	658,464	—	—	—
Eletronuclear	485,235	144,192	2,138	—
Eletrosul	191,585	208,002	100,516	92,083

Total	1,335,284	352,194	102,654	92,083

Schedule of acquisition of input materials
Companies	2019	2020	2021	2022	2023	After 2023
CGTEE	29,352	29,352	29,352	29,352	29,352	29,352

Total	29,352	29,352	29,352	29,352	29,352	29,352

Schedule of purchase of fixed assets in jointly controlled ventures
Companies	2019
Eletronorte
CCBM	19,560
ELM	36,613
CMBM	8,722

Total	64,895

Schedule of usage of public assets in jointly controlled ventures

Companies	2019	2020	2021	2022	2023	After 2023
Norte Energia S.A	21,700	20,000	14,433	14,433	14,433	185,180
SINOP	1,692,485	1,558,888	1,435,837	1,322,499	1,322,499	12,289,699

Total	1,714,185	1,578,888	1,450,270	1,336,932	1,336,932	12,474,879

Schedule of commitment in the form of advances for future capital increases in jointly controlled ventures

Companies	2019	2020	2021	2022	2023	After 2023
Norte Energia S.A.	106,698	—	—	—	—	—
Complexo Famosa	—	62,010	64,516	66,999	—	—
Teles Pires	39,318	39,629	35,528	31,688	—	—
New Businesses	35,299	155,491	225,308	235,201	—	—
Complexo Eólico Baleia	—	71,030	73,900	76,745	—	—
Complexo Eólico Punaú	—	90,197	93,841	97,454	—	—
Holding Brasil Ventos	200,423	83,395	140,592	242,630	—	—
Complexo Eólico Itaguaçú Da Bahia	105,181	126,940	241,416	377,970	—	—
Complexo Eólico Pindaí I	127,250	—	—	—	—	—
Complexo Eólico Pindaí II	38,114	—	—	—	—	—
Complexo Eólico Pindaí III	17,560	—	—	—	—	—
Interligação Elétrica Garanhuns S.A.	19,956	—	—	—	—	—
TDG - Transmissora Delmiro Gouveia S.A.	33,613	—	—	—	—	—
ESBR Participações S.A.	40,400	—	—	—	—	—
Extremoz Transmissora do Nordeste - ETN S.A.	55,679	—	—	—	—	—
Companhia Energética SINOP S.A.	137,430	—	—	—	—	—
Paraíso	19,975	30,098	—	—	—	—
Transmission Auction 004/2014 - Batch A	220,641	—	—	—	—	—

Total	1,197,537	658,790	875,101	1,128,687	—	—